Derivative Financial Instruments - Foreign currency risk hedging - Movements in the hedging reserve (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative Financial Instruments
Cumulative fair value change at the beginning	€ (21,559)	€ 1,343
Fair value adjustment at year-end, net	13,079	(18,505)	€ 905
Items recycled at year-end, net	1,527	(776)	438
Cumulative fair value change at the end	1,799	(21,559)	1,343
Foreign currency risk and Foreign currency risk - Time value
Derivative Financial Instruments
Cumulative fair value change at the beginning	(9,769)	(1,820)
Items recycled at year-end, net	1,417
Time value adjustment for the year	8,752	(3,621)
Cumulative fair value change at the end	16,744	(9,769)	(1,820)
Foreign currency risk and Foreign currency risk - Time value | FX forward contracts
Derivative Financial Instruments
Fair value adjustment at year-end, net	10,771	(3,518)	€ (1,820)
Foreign currency risk and Foreign currency risk - Time value | Option collars
Derivative Financial Instruments
Fair value adjustment at year-end, net	€ 5,573	€ (810)